Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee and the Board of Directors of Peapack-Gladstone have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under Peapack-Gladstone’s insider trading policy. Consequently, Peapack-Gladstone has not granted, and does not expect to grant, any stock options to any named executive officers within four business days preceding or one business after the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information. The Compensation Committee and the Board of Directors do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information to impact the value of executive compensation. Peapack-Gladstone did not grant any stock options to its executive officers, including the named executive officers, during the year ended December 31, 2024.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false